Document and Entity Information	Apr. 27, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	REGIONS FINANCIAL CORP
Entity Address, State or Province	AL
Amendment Flag	false
Entity Central Index Key	0001281761
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 27, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34034
Entity Tax Identification Number	63-0589368
Entity Address, Address Line One	1900 FIFTH AVENUE NORTH
Entity Address, City or Town	BIRMINGHAM
Entity Address, Postal Zip Code	35203
City Area Code	(800)
Local Phone Number	734-4667
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	RF
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 6.375% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	RF PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	RF PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 5.700% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	RF PRC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 4.45% Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	RF PRE
Security Exchange Name	NYSE